CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
Text block [abstract]
CAPITAL MANAGEMENT
12.	CAPITAL MANAGEMENT
The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and evaluation of assets. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain the future development of the business.
In the management of capital, the Company considers all components of equity and debt and is dependent on third party financing, whether through debt, equity, or other means. Although the Company has been successful in raising funds to date, there is no assurance that the Company will be successful in obtaining required financing in the future or that such financing will be available on terms acceptable to the Company.
The properties in which the Company currently has an interest are in the exploration and development stage. As such the Company has historically relied on the equity markets and convertible debt to fund its activities. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it determines that there is sufficient geologic or economic potential and if it has adequate financial resources to do so.
Management reviews its capital management approach on an
on-going
basis and believes that this approach, given the relative size of the Company, is reasonable.
The Company is not subject to externally imposed capital requirements. There were no changes in the Company’s approach to capital management during the year.